Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 983	$ 824	$ 2,766	$ 2,305
United States
Disaggregation of Revenue [Line Items]
Revenue	305	387	1,155	1,010
PRC
Disaggregation of Revenue [Line Items]
Revenue	243	206	564	525
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	169	100	439	381
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	99	50	238	157
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 167	$ 81	$ 370	$ 232